Employee benefits - Weighted Average Duration of Benefit Obligations (Details) - year	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
U.K.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	18	18
Germany
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14	14
Other
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13	13